As filed with the Securities and Exchange Commission on October 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.

Schedule of investments

Zacks Multi Cap Opportunities Fund
Portfolio of Investments - August 31, 2008
(Unaudited)

Number of Shares		Value

	Common Stocks - 80.1%
	Consumer Discretionary - 11.1%
4,441	Bally Technologies, Inc.*	$152,015
5,561	Genesco, Inc.*	203,588
8,489	Hasbro, Inc.	317,489
7,133	McDonald's Corp.	442,603
2,613	Nike, Inc. - Class B	158,374
4,048	Priceline.com, Inc.*	376,383
10,454	Saks, Inc.*	119,176
5,089	Snap-On, Inc.	290,175
2,928	Tiffany & Co.	129,330
8,862	TJX Cos., Inc.	321,159
9,609	Tupperware Brands Corp.	343,233
1,013	WABCO Holdings, Inc.	44,369
8,351	Walt Disney Co.	270,155
		3,168,049
	Consumer Staples - 9.7%
2,554	Bunge Ltd.	228,225
2,495	Church & Dwight Co., Inc.	155,938
5,305	Colgate-Palmolive Co.	403,339
10,867	Hain Celestial Group, Inc.*	282,433
10,100	Kroger Co.	278,962
6,347	PepsiCo, Inc.	434,643
4,912	Procter & Gamble Co.	342,710
7,939	Safeway, Inc.	209,113
1,729	Sanderson Farms, Inc.	59,322
6,465	Wal-Mart Stores, Inc.	381,888
		2,776,573
	Energy - 6.1%
1,375	Alpha Natural Resources, Inc.*	136,263
2,790	Apache Corp.	319,120
6,386	Chevron Corp.	551,239
6,072	ConocoPhillips	501,001
3,497	Smith International, Inc.	243,741
		1,751,364
	Financials - 5.7%
4,618	AON Corp.	219,309
3,144	Assurant, Inc.	183,704
7,683	Bank of New York Mellon Corp.	265,909
6,504	Hartford Financial Services Group, Inc.	410,272
4,814	Northern Trust Corp.	386,997
7,310	W.R. Berkley Corp.	172,224
		1,638,415

Zacks Multi Cap Opportunities Fund
Portfolio of Investments - August 31, 2008
(Unaudited)

	Health Care - 15.3%
6,190	Baxter International, Inc.	$419,434
4,657	Becton Dickinson & Co.	406,929
4,696	Cephalon, Inc.*	359,808
9,727	Dentsply International, Inc.	381,201
2,141	Genentech, Inc.*	211,424
1,532	Intuitive Surgical, Inc.*	452,354
5,309	Johnson & Johnson	373,913
6,013	Medco Health Solutions, Inc.*	281,709
3,969	Perrigo Co.	138,875
9,963	Sciele Pharma, Inc.	191,987
8,155	St. Jude Medical, Inc.*	373,744
7,074	Teva Pharmaceutical Industries Ltd. - ADR	334,883
6,799	Thermo Fisher Scientific, Inc.*	411,747
		4,338,008
	Industrials - 10.5%
5,659	Actuant Corp. - Class A	178,541
2,141	AGCO Corp.*	131,950
7,113	Emerson Electric Co.	332,888
2,613	Goodrich Corp.	133,916
11,613	Hexcel Corp.*	241,318
17,017	JA Solar Holdings Co., Ltd.* - ADR	303,413
5,148	Macquarie Infrastructure Co., LLC.	106,821
3,517	Middleby Corp.*	187,667
5,993	Norfolk Southern Corp.	440,666
5,580	Raytheon Co.	334,745
2,397	Triumph Group, Inc.	131,212
4,441	Tyco International Ltd.	190,430
4,853	Watson Wyatt Worldwide, Inc.	284,337
		2,997,904
	Information Technology - 14.7%
9,943	Accenture Ltd.	411,241
6,425	Autodesk, Inc.*	228,280
10,906	Broadcom Corp.*	262,398
2,141	CACI International, Inc.*	108,442
5,806	Diodes, Inc.*	138,125
15,033	eBay, Inc.*	374,773
200	Google, Inc.*	92,658
7,821	Harris Corp.	409,508
7,742	Hewlett-Packard Co.	363,255
4,264	International Business Machines Corp.	519,056
15,622	Jabil Circuit, Inc.	263,387
5,207	Juniper Networks, Inc.*	133,820
2,338	Mettler-Toledo International, Inc.*	245,958
11,613	Microsoft Corp.	316,919
15,917	Oracle Corp.*	349,060
		4,216,880
	Materials - 2.0%
5,305	Albemarle Corp.	210,821
5,738	Celanese Corp.	221,257
5,639	Commercial Metals Co.	146,783
		578,861

Zacks Multi Cap Opportunities Fund
Portfolio of Investments - August 31, 2008
(Unaudited)

	Telecommunication Services - 1.3%
8,017	AT&T, Inc.	$256,464
7,604	Syniverse Holdings, Inc.*	126,150
		382,614

	Utilities - 3.7%
4,480	California Water Service Group	176,019
7,074	DPL, Inc.	175,577
9,786	Integrys Energy Group, Inc.	511,514
4,362	Progress Energy, Inc.	190,532
		1,053,642
	Total Common Stocks
	(Cost $23,381,123)	22,902,310

	Exchange-Traded Funds - 4.3%
8,941	Financial Select Sector SPDR Fund	191,516
4,224	iShares Dow Jones US Real Estate Index Fund	267,928
6,739	PowerShares Dynamic Oil & Gas Services Portfolio	190,309
15,131	Utilities Select Sector SPDR Fund	569,834
	Total Exchange-Traded Funds
	(Cost $1,278,555)	1,219,587

	Short-Term Investments - 12.1%
3,464,264	Fidelity Institutional Money Market Fund	3,464,264

	Total Short-Term Investments
	(Cost $3,464,264)	3,464,264

	Total Investments - 96.5%
	(Cost $28,123,942)	27,586,161
	Other Assets and Liabilities - 3.5%	1,010,551
	Total Net Assets - 100.0%	$28,596,712

ADR - American Depositary Receipt

* - Non-income producing security.

See accompanying notes to the portfolio of investments.

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

Number of Shares		Value

	Common Stocks 50.3%
	Consumer Discretionary 12.1%
5,722	American Greetings Corp. (a)	$92,010
2,409	Apollo Group, Inc.* (a)	153,405
6,112	Big Lots, Inc.* (a)	180,732
3,208	Dollar Tree, Inc.* (a)	123,059
1,523	Finish Line (a)	18,413
4,523	GameStop Corp.* (a)	198,424
5,985	Genesco, Inc.* (a)	219,111
2,177	Genuine Parts Co.	92,348
11,592	Grupo Televisa S.A. - ADR (a)	268,703
6,385	Guess?, Inc. (a)	237,969
5,670	H&R Block, Inc. (a)	144,812
6,922	Jack in the Box, Inc.* (a)	164,259
3,650	Nike, Inc. - Class B (a)	221,227
2,577	Priceline.com, Inc.*	239,609
4,997	Ross Stores, Inc. (a)	200,929
6,154	Saks, Inc.* (a)	70,156
5,607	Snap-On, Inc. (a)	319,710
2,609	Tiffany & Co. (a)	115,240
7,448	TJX Cos., Inc. (a)	269,915
6,543	Tupperware Brands Corp. (a)	233,716
1,778	VF Corp. (a)	140,907
		3,704,654
	Consumer Staples 6.5%
3,198	Alberto-Culver Co. (a)	83,660
2,924	Bunge Ltd. (a)	261,289
4,439	Colgate-Palmolive Co. (a)	337,497
4,828	H.J. Heinz Co. (a)	242,945
7,868	Hain Celestial Group, Inc.* (a)	204,489
3,219	PepsiCo, Inc.	220,437
10,530	Safeway, Inc. (a)	277,360
5,659	Wal-Mart Stores, Inc. (a)	334,277
		1,961,954
	Financials 2.8%
2,146	Assurant, Inc. (a)	125,391
7,342	Bank of New York Mellon Corp. (a)	254,107
10,908	Charles Schwab Corp. (a)	261,682
5,039	FelCor Lodging Trust, Inc.	40,362
2,672	Hartford Financial Services Group, Inc. (a)	168,550
		850,092
	Health Care 9.6%
4,997	Amedisys, Inc.* (a)	265,940
4,050	AmerisourceBergen Corp.	166,091
2,945	Becton Dickinson & Co. (a)	257,334
2,409	Bio-Rad Laboratories, Inc.* (a)	259,208
831	Intuitive Surgical, Inc.* (a)	245,369
4,807	Johnson & Johnson (a)	338,558
6,564	Martek Bioservices Corp.* (a)	219,303
4,576	Medco Health Solutions, Inc.* (a)	214,386
3,145	Medtronic, Inc. (a)	171,717
6,995	Psychiatric Solutions, Inc.*	264,061
11,929	Sciele Pharma, Inc. (a)	229,872
5,091	Thermo Fisher Scientific, Inc.* (a)	308,311
		2,940,150

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

Number of Shares		Value

	Industrials 8.8%
5,070	Ametek, Inc. (a)	$246,098
1,525	Burlington Northern Santa Fe Corp. (a)	163,785
4,502	Emerson Electric Co. (a)	210,694
2,767	Goodrich Corp. (a)	141,809
4,018	Kirby Corp.*	183,984
3,082	Norfolk Southern Corp. (a)	226,619
7,837	RR Donnelley & Sons Co. (a)	218,496
8,552	SYKES Enterprises, Inc.* (a)	172,237
5,081	Tyco International Ltd. (a)	217,873
6,512	United Rentals, Inc.* (a)	105,429
3,419	United Technologies Corp. (a)	224,252
4,765	Watson Wyatt Worldwide, Inc. (a)	279,181
6,059	Woodward Governor Co. (a)	280,714
		2,671,171
	Information Technology 6.1%
5,502	Accenture Ltd. (a)	227,563
6,017	Altera Corp. (a)	136,225
3,692	Autodesk, Inc.* (a)	131,177
5,049	Harris Corp. (a)	264,366
5,933	Hewlett-Packard Co. (a)	278,376
10,509	Jabil Circuit, Inc. (a)	177,182
9,036	Oracle Corp.*	198,159
10,077	Qlogic Corp.*	188,238
9,204	Xilinx, Inc. (a)	239,120
		1,840,406
	Materials 2.5%
4,481	Albemarle Corp. (a)	178,075
4,702	Aptargroup, Inc. (a)	189,913
4,692	Cabot Corp. (a)	129,828
1,872	FMC Corp. (a)	137,667
5,365	Steel Dynamics, Inc. (a)	133,213
		768,696
	Telecommunication Services 1.1%
5,459	AT&T, Inc. (a)	174,633
5,796	Vodafone Group PLC - ADR (a)	148,088
		322,721
	Utilities 0.8%
5,491	Cleco Corp. (a)	138,429
2,009	Integrys Energy Group, Inc. (a)	105,010
		243,439
	Total Common Stocks
	(Cost $15,256,925)	15,303,283

	Exchange-Traded Funds 0.4%
5,260	Financial Select Sector SPDR Fund	112,669

	Total Exchange-Traded Funds
	(Cost $108,605)	112,669

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

Number of Shares		Value

	Short-Term Investments 80.9%
24,598,064	Fidelity Institutional Money Market Fund (a)	$24,598,065
	Total Short-Term Investments
	(Cost $24,598,064)	24,598,065
	Total Investments 131.6%
	(Cost $39,963,594)	40,014,017

	Liabilities less Other Assets (31.6)%	(9,607,656)
	Total Net Assets 100.0%	$30,406,361

ADR - American Depositary Receipt

* - Non-income producing security.

(a) - All or a portion of this security has been pledged as collateral for securities sold short.

See accompanying notes to the portfolio of investments.

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

Number of Shares		Value
	Securities Sold Short
	Consumer Discretionary
9,604	99 Cents Only Stores*	$82,210
7,395	Bed Bath & Beyond, Inc.*	226,731
5,344	Best Buy Co., Inc.	239,251
2,693	BorgWarner, Inc.	111,356
5,828	Brinker International, Inc.	110,266
11,529	Carmax, Inc.*	170,629
5,544	Carnival Corp.	205,461
3,682	CBRL Group, Inc.	95,143
9,194	Chico's FAS, Inc.*	52,773
7,111	Coach, Inc.*	206,148
14,201	Corinthian Colleges, Inc.*	188,447
5,249	Dick's Sporting Goods, Inc.*	120,150
3,850	Fortune Brands, Inc.	226,457
10,046	International Game Technology	215,286
1,609	J Crew Group, Inc.*	42,493
8,962	K-Swiss, Inc.	153,698
6,248	Lowe's Cos., Inc.	153,951
2,051	Magna International, Inc.	117,461
4,029	MGM Mirage*	141,781
6,827	O’Reilly Automotive, Inc.*	198,802
6,143	PetSmart, Inc.	165,677
4,502	Pulte Homes, Inc.	65,324
20,849	Quicksilver, Inc.*	160,746
241	Sears Holding Corp.*	22,159
3,461	Target Corp.	183,502
5,470	Tenneco, Inc.*	79,917
		3,735,819
	Consumer Staples
5,523	Campbell Soup Co.	203,302
3,093	Clorox Co.	182,796
12,991	Coca-Cola Enterprises, Inc.	221,756
3,861	Kimberly-Clark Corp.	238,146
4,323	NBTY, Inc.*	143,697
7,910	Nu Skin Enterprises, Inc.	132,492
21,280	Sara Lee Corp.	287,280
11,108	Smithfield Foods, Inc.*	223,382
3,787	SYSCO Corp.	120,540
7,763	Whole Foods Market, Inc.	142,141
		1,895,532
	Financials
2,177	American Express Co.	86,383
4,018	Comerica, Inc.	112,866
9,909	Discover Financial Services	163,003
2,514	Eaton Vance Corp.	89,775
8,668	Fifth Third Bancorp	136,781
3,314	First American Corp.	83,744
4,197	J.P. Morgan Chase & Co.	161,543
7,143	Plum Creek Timber Co., Inc.	354,436
1,830	Prudential Financial, Inc.	134,889
7,700	TCF Financial Corp.	121,275
		1,444,695

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

Number of Shares		Value

	Health Care
11,908	Advanced Medical Optics, Inc.*	$257,570
2,377	Aetna, Inc.	102,544
21,154	Boston Scientific Corp.*	265,694
4,134	Cardinal Health, Inc.	227,287
4,723	DaVita, Inc.*	271,053
2,483	Gilead Sciences, Inc.*	130,804
3,356	Healthways, Inc.*	63,932
6,301	Lincare Holdings, Inc.*	207,933
2,777	Merck & Co., Inc.	99,056
3,030	Millipore Corp.*	227,280
3,566	Pediatrix Medical Group, Inc.*	203,084
4,586	Pharmaceutical Product Development, Inc.	187,109
1,957	Zimmer Holdings, Inc.*	141,667
		2,385,013
	Industrials
3,156	3M Co.	225,970
4,692	Belden, Inc.	172,384
5,260	Briggs & Stratton Corp.	78,900
3,682	C. H. Robinson Worldwide, Inc.	191,869
2,314	Carlisle Cos., Inc.	74,951
2,767	Caterpillar, Inc.	195,710
2,903	ChoicePoint, Inc.*	141,260
5,880	Cintas Corp.	181,104
5,470	Expeditors International of Washington, Inc.	197,412
5,060	Fastenal Co.	262,766
2,430	Illinois Tool Works, Inc.	120,552
3,419	Kaydon Corp.	190,541
4,870	Pitney Bowes, Inc.	166,310
2,335	Regal-Beloit Corp.	109,628
5,670	Rockwell Automation, Inc.	267,681
2,598	United Parcel Service, Inc.	166,584
		2,743,622
	Information Technology
28,907	Alcatel-Lucent - ADR	178,645
10,961	Applied Materials, Inc.	196,421
6,059	Cisco Systems, Inc.*	145,719
7,342	Dell, Inc.*	159,542
2,072	DST Systems, Inc.*	127,946
3,187	Electronic Arts, Inc.*	155,557
7,690	Formfactor, Inc.*	147,571
8,216	Jack Henry & Associates, Inc.	164,566
3,419	Maxim Integrated Products, Inc.	70,261
5,028	Molex, Inc.	121,275
7,006	Nvivia Corp.*	88,557
11,287	Seagate Technology	168,289
3,124	Synaptics, Inc.*	163,510
9,120	Texas Instruments, Inc.	223,531
		2,111,390
	Materials
1,630	Martin Marietta Materials, Inc.	184,027
9,110	Sealed Air Corp.	220,735
6,322	Worthington Industries, Inc.	111,267
		516,029

Zacks Market Neutral Fund
Portfolio of Investments - As of August 31, 2008
(Unaudited)

	Telecommunication Services
9,594	Centennial Communications Corp.*	$73,106
14,022	Sprint Nextel Corp.	122,272
2,251	US Cellular Corp.*	117,727
		313,105
	Utilities
2,672	Exelon Corp.	202,966
	Total Securities Sold Short
	Proceeds $15,201,380	$15,348,171

ADR - American Depositary Receipt

* - Non-income producing security.

See accompanying notes to the portfolio of investments.

1

NOTES TO PORTFOLIO OF INVESTMENTS - Unaudited
August 31, 2008

Note 1 - Organization:
The Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Zacks Multi-Cap Opportunity Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks Multi-Cap Opportunity Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets. The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 - Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales - The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 - Federal Income Tax Information
At August 31, 2008, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$28,274,910	$39,963,594

Proceeds from Securities Sold Short	$-	$(15,201,380)

Gross Unrealized Appreciation	$921,045	$371,493
Gross Unrealized (Depreciation)	(1,609,794)	(467,861)
Net Unrealized Appreciation/(Depreciation) on Investments	$(688,749)	$(96,368)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 - Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2008, in valuing the Funds’ assets carried at fair value:

Valuation Inputs	Investments in Securities
	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund
Level 1 - Quoted Prices	$27,586,161	$40,014,017
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total Market Value of Investments	$27,586,161	$40,014,017

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	10/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	10/28/08

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	10/28/08

* Print the name and title of each signing officer under his or her signature.